11. Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
11. Repurchase Agreements

Securities sold under agreements to repurchase amounted to $34,149,608 and $21,645,446 as of December 31, 2012 and 2011, respectively. These agreements are collateralized by U. S. GSE securities and U. S. Treasury notes with a book value of $40,625,821 and $28,236,279 and a fair value of $40,886,059 and $28,425,092 at December 31, 2012 and 2011, respectively.

The average daily balance of these repurchase agreements was $26,383,409 and $21,725,160 during 2012 and 2011, respectively. The maximum borrowings outstanding on these agreements at any month-end reporting period of the Company were $34,149,608 and $24,090,954 during 2012 and 2011, respectively. These repurchase agreements mature daily and carried a weighted average interest rate of .55% during 2012 and .65% during 2011.